UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

LIMITED TERM PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Alabama - 3.5%
$2,415,000	A-	Alabama 21st Century Authority, Tobacco Settlement Revenue, 5.750% due 12/1/17	$2,526,645
5,000,000	AAA	Alabama State Public School and College Authority, 5.125% due 11/1/15 (b)	5,361,200
3,040,000	AAA	Birmingham, AL Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	3,196,560
7,000,000	AAA	Jefferson County, AL Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (b)	7,622,300
1,000,000	A-	Marshall County, AL Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,072,100
2,540,000	AAA	Mobile, AL GO, 10.875% due 11/1/07 (c)	2,915,107
1,750,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, Regency Pointe Inc., Series B, 7.250% due 1/1/06	1,100,260
1,000,000	AAA	Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/14	1,095,690

			24,889,862

Alaska - 0.1%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (d)	1,054,880

American Samoa - 0.1%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,095,820

Arizona - 1.1%
1,000,000	Aaa*	Arizona Educational Loan Marketing Corp., Education Loan Revenue, 6.375% due 9/1/05 (d)	1,004,510
1,740,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.125% due 7/1/09	1,858,529
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, 5.500% due 7/1/21	1,115,410
		Maricopa County, AZ Hospital Revenue:
115,000	AAA	Intercommunity Healthcare, (Sun City Project), 8.625% due 1/1/10 (c)	131,406
		St. Luke’s Medical Center:
1,525,000	AAA	8.750% due 2/1/10 (c)	1,754,467
260,000	AAA	10.250% due 2/1/11 (c)	320,416
610,000	NR	Maricopa County, AZ IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08	572,784
961,000	AAA	Pima County, AZ Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (c)	1,054,851

			7,812,373

Arkansas - 1.0%
580,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (c)	675,781
		Arkansas State Development Finance Authority:
		Hospital Revenue, Washington Regional Medical Center:
1,500,000	BBB-	7.000% due 2/1/15	1,661,145
2,500,000	BBB-	7.250% due 2/1/20	2,775,100
235,000	AAA	Single-Family Mortgage Revenue, Series A, GNMA/FNMA-Collateralized, 6.200% due 7/1/15	241,126

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Arkansas - 1.0% (continued)
$660,000	AAA	Pulaski County, AR Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (c)	$772,926
1,000,000	BB+	Warren County, AR Solid Waste Disposal Revenue, (Potlatch Corp. Project), 7.000% due 4/1/12 (d)	1,056,100

			7,182,178

California - 3.3%
3,000,000	NR	Barona Band of Mission Indians, CA GO, 8.250% due 1/1/20	3,227,220
2,500,000	NR	California State Department Water Resources Power Supply Revenue, RITES, Series A, AMBAC-Insured, 5.375% due 5/1/18 (e)	3,050,450
5,000,000	AA-	California State Economic Recovery GO, Series A, 5.000% due 7/1/16 (b)	5,345,150
4,245,000	A-	California State Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16 (b)	4,545,588
175,000	Aaa*	Camarillo, CA Hospital Revenue, Pleasant Valley Hospital Building Corp., 9.700% due 12/15/07 (c)	198,769
390,000	NR	Los Angeles, CA COP, Hollywood Presbyterian Medical Center, 9.625% due 7/1/13 (c)	502,242
4,000,000	NR	Los Angeles, CA Unified School District, RITES PA-1118, MBIA-Insured, 9.185% due 1/1/11 (b)(e)	5,018,240
240,000	AAA	San Leandro, CA Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (c)	310,433
965,000	AAA	Santa Rosa, CA Hospital Revenue, (Santa Rosa Hospital Memorial Project), 10.300% due 3/1/11 (c)	1,204,059

			23,402,151

Colorado - 1.8%
1,025,000	Baa3*	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, (Bromley East Project), Series A, 7.000% due 9/15/20	1,067,537
1,035,000	NR	Colorado Health Facilities Authority, Hospital Revenue, (Weld County General Hospital Project), 9.375% due 7/1/09 (c)	1,203,964
410,000	AA	Colorado HFA, Single-Family Mortgage Program, Sr. Bonds, Series D-2, 6.900% due 4/1/29 (d)	426,240
		Denver, CO City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,327,630
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,648,320
2,200,000	AAA	Longmont, CO Sales & Use Tax Revenue, 5.750% due 11/15/19	2,483,756
35,000	Aaa*	Loveland, CO GO, 8.875% due 11/1/05 (c)	36,933
2,500,000	AAA	Northwest Parkway Public Highway Authority Series A, 5.500% due 6/15/16	2,803,000

			12,997,380

Connecticut - 2.9%
		Connecticut State GO:
5,000,000	AA	Series C, 5.000% due 12/15/11 (b)	5,543,250
5,000,000	AA	Series D, 5.375% due 11/15/19 (b)	5,552,100
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (d)	2,216,820
		Connecticut State Special Tax Obligation Revenue:
		RITES, FSA-Insured:
2,000,000	AAA	Series A, 9.208% due 10/1/09 (e)	2,456,720
2,000,000	AAA	Series B, 9.208% due 10/1/09 (e)	2,418,760

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Connecticut - 2.9% (continued)
$2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, (Call 7/1/12 @ 100), 5.375% due 7/1/16 (f)	$2,280,480

			20,468,130

Delaware - 0.9%
3,440,000	AAA	Delaware River Port Authority RITES, Series A, 9.088% due 1/1/10 (b)(e)	4,350,293
		Delaware State GO, Series A:
1,596,000	AAA	5.000% due 7/1/13	1,729,521
404,000	AAA	Call 7/1/10 @ 100, 5.000% due 7/1/13 (f)	447,414

			6,527,228

Florida - 7.9%
875,000	NR	Bonita Springs, FL Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	920,141
3,000,000	NR	Capital Projects Finance Authority, FL Student Housing Revenue, Cafra Capital Corp., Series A, 7.750% due 8/15/20	3,012,660
380,000	NR	Capital Region Community Development, FL Development District Revenue, Capital Improvement, Series B, 5.950% due 5/1/06	384,727
1,195,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	1,213,260
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,992,682
3,175,000	AAA	5.250% due 11/1/16 (b)	3,530,410
1,500,000	AA+	Florida State Board of Education GO, Series A, 5.500% due 6/1/16	1,669,950
1,525,000	NR	Gateway Services Community Development District, FL Special Assessment Revenue, Sun City Center, (Fort Meyers Project), Series B, 5.500% due 5/1/10	1,565,931
1,715,000	NR	Greyhawk Landing Community Development District, FL Special Assessment Revenue, Series B, 6.250% due 5/1/09	1,770,360
		Hillsborough County, FL:
2,295,000	AA	Educational Facilities Authority Revenue, Refunding, (University of Tampa Project), Radian-Insured, 5.750% due 4/1/18	2,482,387
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, 5.375% due 10/1/15 (b)	3,888,500
		Jacksonville Beach, FL Utility Revenue:
2,470,000	AAA	7.900% due 10/1/14 (c)	3,068,604
2,145,000	Aaa*	5.000% due 4/1/18	2,279,899
1,500,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	1,519,890
2,580,000	NR	Lee Memorial Health System Board of Directors, FL Hospital Revenue, RITES, Series PA 1026R-B, FSA-Insured, 9.527% due 4/1/10 (b)(e)	3,334,186
135,000	NR	Lexington Oaks Community Development District, FL Special Assessment Revenue, Series B, 5.625% due 5/1/06	136,573
460,000	NR	Mediterra North Community Development District, FL Capital Improvement Revenue, Series B, 6.000% due 5/1/08	473,032
1,000,000	BB	Miami Beach, FL Health Facilities Authority, Hospital Revenue, Mt. Sinai Medical Center, Series A, 6.700% due 11/15/19	1,064,510
		Orange County, FL Health Facilities Authority Revenue:
1,835,000	NR	First Mortgage, 8.875% due 7/1/21	1,866,030

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida - 7.9% (continued)
$2,000,000	A	Hospital Adventist Health System, 6.250% due 11/15/24	$2,229,460
1,470,000	AA	Orlando, FL Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,629,671
180,000	NR	Panther Trace Community Development District, FL Special Assessment Revenue, Series B, 6.500% due 5/1/09	185,360
400,000	NR	Parklands West Community Development District, FL Special Assessment Revenue, Series B, 6.000% due 5/1/06	404,460
3,000,000	AAA	Pasco County, FL Optional Gas Tax Revenue, Refunding, FGIC-Insured, 5.250% due 8/1/11 (b)	3,367,500
890,000	NR	Port St. Lucie, FL Special Assessment Revenue, Series A, 6.375% due 9/1/11	931,821
1,500,000	NR	Renaissance Community Development District, FL Capital Improvement Revenue, Series B, 6.250% due 5/1/08	1,555,680
1,485,000	NR	Reunion East Community Development District, FL Special Assessment Revenue, Series B, 5.900% due 11/1/07	1,517,106
4,000,000	NR	Sterling Hill, FL Community Development District, Series B, 5.500% due 11/1/10 (b)	4,079,400
915,000	NR	Sumter Landing Community Development District Special Assessment Revenue, 6.250% due 5/1/13	957,145
195,000	AAA	Tamarac, FL Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (c)	235,476
		Village Community Development District No. 5, FL Special Assessment Revenue:
365,000	NR	Series B, 5.400% due 5/1/07	371,336
2,860,000	NR	Series B, 5.000% due 5/1/08	2,907,190
230,000	NR	Waterlefe Community Development District, FL Capital Improvement Revenue, Series B, 6.250% due 5/1/10	235,292

			56,780,629

Georgia - 1.6%
1,980,000	AAA	East Point, GA Building Authority Revenue, FSA-Insured, zero coupon bond to yield 5.370%, due 2/1/20	881,199
1,630,000	AAA	Fulton County, GA Water and Sewer Revenue, 5.000% due 1/1/16	1,751,272
2,500,000	AAA	Georgia Municipal Electric Authority Revenue, (Combustion Turbine Project), Series A, MBIA-Insured, 5.250% due 11/1/19	2,666,400
3,500,000	NR	Georgia State GO, RITES-PA-1197-A, 5.5750% due 4/1/09 (b)(e)	4,535,440
1,320,000	NR	Savannah, GA EDA, (College of Art & Design Inc. Project), 6.200% due 10/1/09 (c)	1,455,194

			11,289,505

Hawaii - 0.6%
4,000,000	AAA	Hawaii State GO, Series CW, 5.375% due 8/1/15 (b)	4,419,520

Idaho - 0.2%
15,000	Aaa*	Idaho Falls, ID Electric Revenue, 10.250% due 4/1/06 (c)	15,881
1,500,000	BB+	Nez Perce County, ID PCR, Refunding, (Potlatch Corp. Project), 6.125% due 12/1/07	1,534,860

			1,550,741

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Illinois - 6.0%
$160,000	AA	Chicago Heights, IL Single-Family Mortgage Revenue, 7.600% due 5/1/10 (c)	$183,062
		Chicago, IL GO:
4,000,000	AAA	Project & Refunding, Series A, AMBAC-Insured, 5.375% due 1/1/16 (b)	4,432,000
1,500,000	AAA	Series A, FGIC-Insured, (Call 7/1/10 @ 101), 6.000% due 1/1/14 (f)	1,749,690
2,000,000	AA+	Chicago, IL Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, (Call 12/1/12 @ 101), 5.500% due 12/1/14 (f)	2,320,860
		Chicago, IL O’Hare International Airport:
1,500,000	AAA	Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,644,030
2,500,000	NR	Special Facilities Revenue, (United Airlines Project), Series C, 6.300% due 5/1/16 (g)	521,925
2,415,000	AAA	Cicero, IL GO, MBIA-Insured, 5.625% due 12/1/16	2,765,199
3,000,000	Aaa*	Cook Kane Lake & McHenry Counties, IL Community College, District No. 512, William Rainey Harper College, Series A, 5.500% due 12/1/15 (b)	3,344,610
4,790,000	AAA	Glendale Heights, IL Hospital Revenue, (Glendale Heights Project), Series B, 7.100% due 12/1/15 (b)(c)	5,813,479
		Illinois DFA Revenue:
515,000	A	Debt Restructure - East St. Louis, 6.875% due 11/15/05	531,799
2,000,000	Aaa*	Revolving Fund - Master Trust, 5.500% due 9/1/17	2,239,420
245,000	AAA	Illinois Educational Facilities Authority Revenue, Chicago College of Osteopathic, 8.750% due 7/1/05 (c)	253,029
		Illinois Health Facilities Authority Revenue:
615,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	728,873
5,000,000	A	OSF Healthcare System, 6.250% due 11/15/19 (b)	5,422,750
1,140,000	A	Passavant Memorial Area Hospital, 6.250% due 10/1/17	1,227,085
35,000	A	Victory Memorial Hospital Association Project, 7.500% due 10/1/06 (c)	37,103
5,000,000	AAA	Illinois State GO, First Series, 5.375% due 7/1/19 (b)	5,498,800
2,440,000	AAA	Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/15	2,792,531
1,100,000	AAA	Northern Illinois University Revenues, (Call 10/1/09 @ 100), 10.400% due 4/1/13 (f)	1,386,660

			42,892,905

Indiana - 3.1%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, 5.750% due 7/15/18	1,936,428
2,500,000	AAA	Hamilton County, IN County Optional Income Tax Revenue, FSA-Insured, 5.250% due 1/10/20	2,649,575
785,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (c)	916,747
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)(c)	5,411,129
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, (Waterworks Project), Series A, 5.500% due 7/1/19	3,329,670

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Indiana - 3.1% (continued)
$1,000,000	AAA	Lawrence Township, IN Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	$1,229,730
		Madison County, IN Hospital Facilities Authority Revenue:
675,000	AAA	Community Hospital Anderson Project, 9.250% due 1/1/10 (c)	781,900
345,000	AAA	St. John’s Hickey Memorial Hospital Project, 9.000% due 12/1/09 (c)	406,983
1,075,000	AAA	Mishawaka, IN School Building Corp., First Mortgage, AMBAC-Insured, 5.500% due 7/15/18	1,192,207
2,000,000	NR	North Manchester IN Revenue, (Peabody Retirement Community Project), Series A, 7.125% due 7/1/22	2,080,480
1,915,000	AAA	St. Joseph County, IN Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (c)	2,283,331

			22,218,180

Iowa - 1.4%
3,000,000	A1*	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,251,310
4,185,000	AAA	Muscatine, IA Electric Revenue, 9.700% due 1/1/13 (c)	5,331,941
1,085,000	AAA	University of Iowa Facilities Corp., (Medical Education & Biomed Research Facilities Project), AMBAC-Insured, 5.375% due 6/1/18	1,166,115

			9,749,366

Kansas - 0.6%
4,000,000	BBB	Burlington, KS Environmental Improvement Revenue, Kansas City Power & Light, Refunding, 4.750% due 9/1/15 (b)(e)	4,185,800

Kentucky - 1.4%
3,000,000	NR	Kenton County, KY Airport Board, Special Facilities Revenue, (Mesaba Aviation Inc. Project), Series A, 6.625% due 7/1/19 (d)	2,531,910
5,000,000	AAA	Kentucky Property & Buildings, (Call 10/1/11 @ 100), 5.375% due 10/1/19 (b)(f)	5,683,500
1,895,000	A	Pendleton County, KY Multi-County Lease Revenue, Associated Counties Leasing Trust, Program A, 6.500 due 3/1/19	1,909,762

			10,125,172

Louisiana - 0.6%
1,000,000	AAA	Calcasieu Parish, LA Memorial Hospital Services District Revenue, (Lake Charles Memorial Hospital Project), Series A, CONNIE LEE-Insured, 7.500% due 12/1/05	1,043,910
630,000	Aaa*	Jefferson Parish, LA Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (d)	668,077
730,000	NR	Lafayette, LA Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (c)	808,993
1,480,000	AAA	Louisiana Local Government Environment Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, (Parking Facilities Corp. Garage Project), 5.625% due 10/1/17	1,658,769
425,000	AAA	Louisiana Public Facilities Hospital Authority Revenue, (Southern Baptist Hospital Inc. Project), Aetna-Insured, 8.000% due 5/15/12 (c)	502,652

			4,682,401

Maryland - 0.6%
3,000,000	AA+	Anne Arundel County, MD GO, 5.375% due 3/1/14 (b)	3,381,510

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Maryland - 0.6% (continued)
$1,000,000	A	Maryland State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, 6.000% due 7/1/22	$1,073,440

			4,454,950

Massachusetts - 3.9%
2,025,000	AAA	Boston, MA Water & Sewer Community Revenue, 10.875% due 1/1/09 (b)(c)	2,364,410
1,140,000	Aaa*	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, (Call 7/1/09 @ 102), 6.000% due 7/1/13 (f)	1,324,577
2,000,000	Aa3*	Massachusetts State, Grant Anticipation Notes, Series A, 5.750% due 6/15/15	2,260,180
585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, (Edgecombe Project), Series A, 6.000% due 7/1/11	624,411
		Massachusetts State GO, RITES, MBIA-Insured:
3,500,000	AAA	Series PA 964-R, 9.113% due 11/1/09 (b)(e)	4,520,950
1,500,000	AAA	Series PA 993-R, 9.090% due 5/1/09 (e)	1,937,550
		Massachusetts State Health & Educational Facilities Authority Revenue:
		Caritas Christi Obligated Group, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,237,080
3,000,000	BBB	6.750% due 7/1/16 (b)	3,393,480
1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	1,080,560
1,300,000	AAA	University of Massachusetts, Series C, 5.500% due 10/1/18	1,467,336
715,000	AA	Massachusetts State HFA, Single-Family Housing Revenue, Series 41, 6.300% due 12/1/14	740,039
1,340,000	AAA	Massachusetts State Industrial Finance Agency Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,477,618
1,620,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (c)	2,376,167
2,000,000	AAA	Pittsfield, MA GO, MBIA-Insured, 5.500% due 4/15/17	2,252,600

			28,056,958

Michigan - 1.9%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,135,584
1,000,000	AAA	Carman-Ainsworth, MI Community School District GO, FGIC-Insured, 5.500% due 5/1/19	1,116,520
1,775,000	AA+	Chippewa Valley, MI Schools Administration Building, Q-SBLF, 5.500% due 5/1/18	1,991,497
1,000,000	AAA	Holland, MI Area Community Swimming Pool Authority GO, FGIC-Insured, (Call 5/1/06 @ 100), 5.125% due 5/1/19 (f)	1,038,680
2,000,000	A-	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, (Dow Chemical Project), 4.600% due 6/1/14 (e)	2,110,780
1,000,000	AAA	Mount Clemens, MI GO, Community School District, Q-SBLF-Insured, 5.500% due 5/1/16	1,113,970
2,000,000	AAA	Southfield, MI Library Building Authority GO, MBIA-Insured, 5.500% due 5/1/24	2,139,440
2,985,000	NR	Wenonah Park Properties Inc. Revenue, MI Bay City Hotel, 7.875% due 4/1/22	3,034,282

			13,680,753

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Minnesota - 1.3%
$1,300,000	BB	Maplewood, MN Healthcare Facilities Revenue, (Health East Project), 5.950% due 11/15/06	$1,317,212
1,000,000	A-	Minneapolis, MN Health Care System Revenue, Allina Health System, Series A, 6.000% due 11/15/18	1,105,300
5,255,000	AAA	Minnesota Public Facilities Authority, Water PCR, Series A, 5.250% due 3/1/17 (b)	5,685,752
1,000,000	A	St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue, (Health East Project), Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,053,250

			9,161,514

Missouri - 0.7%
40,000	AAA	Chillicothe, MO Electric Revenue, AMBAC-Insured, 10.250% due 9/1/06 (c)	42,905
1,000,000	A-**	Lee’s Summit, MO IDA, Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	1,095,870
1,500,000	Aaa*	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,640,625
910,000	AA	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	970,015
35,000	BBB-	Nevada, MO Waterworks System Revenue, 10.000% due 10/1/07 (c)	39,437
1,000,000	AAA	St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.625% due 7/1/16	1,121,160

			4,910,012

Montana - 0.0%
95,000	AAA	Montana State University Revenue, MBIA-Insured, 10.000% due 11/15/08 (c)	111,323

Nebraska - 0.0%
15,000	NR	Douglas County, NE Hospital Authority Revenue (Project Number 2) Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	18,064

Nevada - 1.5%
1,185,000	BBB+	Carson City, NV Hospital Revenue, (Carson-Tahoe Hospital Project), 6.000% due 9/1/14	1,322,887
2,240,000	AA	Clark County, NV GO, (Call 12/1/06 @ 101), 5.375% due 6/1/15 (f)	2,393,014
3,000,000	AAA	Clark County, NV School District GO, Building and Renovation, (Call 6/15/07 @ 101), Series B, FGIC-Insured, 5.250% due 6/15/17 (f)	3,238,260
2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, 6.000% due 7/1/14	2,847,100
865,000	AAA	Nevada Housing Division, Multi-Unit Housing, Saratoga Palms, FNMA-Collateralized, 6.250% due 10/1/16 (d)	896,996

			10,698,257

New Hampshire -0.9%
		New Hampshire Health & Education Facilities Authority Revenue:
3,660,000	A-	Covenant Health System, 6.500% due 7/1/17 (b)	4,121,599
900,000	AAA	University System of New Hampshire, AMBAC-Insured, 5.375% due 7/1/16	1,000,503
1,000,000	AA	New Hampshire State GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,064,850

			6,186,952

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New Jersey - 3.3%
$2,200,000	AAA	Casino Reinvestment Development Authority, NJ Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/14	$2,422,310
		New Jersey Healthcare Facilities Financing Authority Revenue:
375,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (c)	427,155
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (b)	3,441,990
		New Jersey State Turnpike Authority Revenue:
725,000	AAA	6.750% due 1/1/09 (c)	762,860
295,000	AAA	6.000% due 1/1/14 (c)	326,208
		New Jersey Transportation Trust Fund Authority:
2,500,000	AAA	RITES, MBIA-Insured, Series A, 10.136% due 12/15/09 (b)(e)	3,379,100
		Series B:
1,000,000	AAA	10.136% due 12/15/09 (e)	1,351,640
3,000,000	AAA	5.250% due 12/15/14 (b)	3,378,570
1,890,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (f)	2,222,300
3,095,000	Aaa*	Passaic Valley, NJ Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17 (b)	3,473,116
205,000	AAA	Ringwood Boro, NJ Sewage Authority, 9.875% due 1/1/14 (c)	262,705
2,290,000	BBB	Tobacco Settlement Financing Corp., NJ, Asset-Backed, 5.500% due 6/1/11	2,373,562

			23,821,516

New Mexico - 0.0%
150,000	AAA	Farmington, NM Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (c)	164,003

New York - 4.2%
1,000,000	Baa3*	Albany, NY IDA, Civic Facility Revenue, (Charitable Leadership Project), Series A, 6.000% due 7/1/19	1,079,130
		New York City, NY :
1,000,000	AAA	Health & Hospital Corp. Revenue, Health System, Series A, FSA-Insured, 5.500% due 2/15/19	1,114,910
		IDA Civic Facilities Revenue:
1,360,000	NR	Community Hospital, Brooklyn, 6.875% due 11/1/10	1,397,604
1,090,000	NR	Special Needs Facilities Pooled Project, Series A-1, 6.100% due 7/1/12	1,141,263
2,500,000	A	New York City, NY GO, Series A, 6.250% due 8/1/08	2,682,075
		New York State Dormitory Authority Revenues:
1,000,000	AAA	Columbia University, Series B, 5.250% due 7/1/17	1,105,390
1,000,000	Baa2*	Lenox Hill Hospital Obligated Group, 5.750% due 7/1/17	1,077,740
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	2,042,069
2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,820,000
1,715,000	AAA	State University Educational Facilities, MBIA-Insured, 6.000% due 5/15/15	1,969,712
1,950,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	2,020,259

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New York - 4.2% (continued)
		Tobacco Settlement Financing Corp., NY (State Contingency Contract Secured), Asset-Backed:
$5,000,000	AA-	Series A-1, Callable, 5.500% due 6/1/16	$5,437,100
6,000,000	AA-	Series C-1, Callable, 5.500% due 6/1/14	6,508,740

			30,395,992

North Carolina - 3.1%
830,000	NR	Asheville, NC HDC, First Lien Revenue, Ashville Gardens, HUD Section 8-Insured, (Call 11/1/09 @ 100), 10.500% due 5/1/11 (f)	1,006,657
3,000,000	AAA	Guilford County, NC GO, Public Improvement, Series B, 5.250% due 10/1/15	3,314,370
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
550,000	A	Series B, ACA/CBI-Insured, 5.650% due 1/1/16	591,272
2,000,000	BBB	Series D, 5.500% due 1/1/14	2,199,280
		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue:
4,170,000	AAA	10.500% due 1/1/10 (b)(c)	5,023,682
3,000,000	A	Series B, ACA/CBI-Insured, 6.375% due 1/1/13 (b)	3,384,570
		North Carolina State GO:
3,000,000	AAA	Public Improvement, Series A, (Call 3/1/09 @ 102),
		5.250% due 3/1/18 (b)(f)	3,380,280
3,000,000	AAA	Series A, 5.100% due 9/1/16 (b)	3,397,920

			22,298,031

Ohio - 6.1%
5,450,000	AAA	Butler County, OH Transportation Improvement District, Series A, 5.125% due 4/1/17 (b)	5,807,411
1,750,000	AAA	Cleveland, OH Public Power System Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,968,575
2,275,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project), 6.750% due 1/1/10	2,519,631
195,000	AAA	Erie County, OH Hospital Improvement Revenue, Sandusky Memorial Hospital, 8.750% due 1/1/06 (c)	200,946
1,810,000	NR	Franklin County, OH Hospital Revenue, (Children’s Hospital Project), 10.375% due 6/1/13 (c)	2,367,932
1,500,000	Aaa*	Hamilton County, OH Sales Tax Revenue, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,639,740
1,105,000	AAA	Lake County, OH Hospital Improvement Revenue, (Lake County Memorial Hospitals Project), 8.625% due 11/1/09 (c)	1,281,701
175,000	AAA	Lima, OH Hospital Revenue, St. Rita’s Medical Center, 7.500% due 11/1/06 (c)	186,060
1,410,000	Aaa*	Logan Hocking, OH Local School District GO, Construction & Improvement, MBIA-Insured, 5.500% due 12/1/16	1,581,611
2,775,000	AA	Montgomery County, OH Revenue, Catholic Health Initiatives, 5.500% due 9/1/14	3,056,829
5,000,000	BB+	Ohio State, OH Air Quality Development Authority Revenue, Refunding, Cleveland Pollution Control, Series A, 6.000% due 12/1/13 (b)	5,318,900
		Ohio State Building Authority, Series A:
3,000,000	AAA	Call 10/1/09 @ 101, 5.375% due 10/1/14 (b)(f)	3,376,740
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, 5.500% due 10/1/14 (b)	4,047,084

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Ohio - 6.1% (continued)
		Ohio State Water Development Authority Revenue:
$5,990,000	AAA	9.375% due 12/1/10 (b)(c)	$7,051,787
885,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (c)	1,039,601
1,960,000	AAA	University of Akron, OH General Receipts Bonds, AMBAC-Insured, 5.250% due 1/1/17	2,093,300

			43,537,848

Oklahoma - 0.7%
2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health System, 5.750% due 2/15/18	3,004,320
1,725,000	AAA	Tulsa, OK Airports Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (d)	1,919,494

			4,923,814

Oregon - 2.0%
1,000,000	AA	Clackamas County, OR Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,102,270
1,500,000	BBB	Klamath Falls, OR, Intercommunity Hospital Authority Revenue, (Merle West Medical Center Project), 6.125% due 9/1/22	1,581,705
3,320,000	Aa2*	Multnomah County, OR OG, Series A, (Call 4/1/10 @ 100), 5.250% due 4/1/14 (b)(f)	3,717,072
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, (Call 4/1/12 @ 100), 5.500% due 4/1/14 (f)	1,573,055
3,500,000	AAA	Series B, 5.250% due 4/1/15 (b)	3,801,105
2,585,000	NR	Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.000% due 3/1/12 (d)	2,781,512

			14,556,719

Pennsylvania - 8.3%
3,000,000	AAA	Allegheny County, PA Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16 (b)	3,344,940
1,305,000	NR	Berks County Municipal Authority, (Phoebe Berks Village Inc. Project), (Call 5/15/06 @ 102), 7.500% due 5/15/13 (f)	1,402,601
2,405,000	BBB-	Carbon County, PA IDA, (Panther Creek Partners Project), 6.650% due 5/1/10 (d)	2,601,272
2,500,000	Aaa*	Central Bucks, PA School District GO, FGIC-Insured, 5.500% due 5/15/19	2,787,525
1,070,000	A	Chester County, PA School Authority, School Lease Revenue, 5.375% due 6/1/17	1,183,794
1,920,000	NR	Dauphin County, PA General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	1,916,851
1,750,000	AAA	Greater Johnstown, PA GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,952,790
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,190,340
		Pennsylvania State GO, Second Series:
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (b)(f)	4,582,080
5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (b)(f)	5,722,700

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Pennsylvania - 8.3% (continued)
		Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Series A:
$3,330,000	AAA	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 5.600% due 11/15/09 (b)	$3,646,183
1,000,000	A+	University of Pittsburgh, UPMC Health System, 6.250% due 1/15/18	1,125,030
		Philadelphia, PA Authority for Industrial Development, Series B, FSA-Insured:
2,000,000	AAA	5.500% due 10/1/15	2,242,480
1,000,000	AAA	5.500% due 10/1/19	1,111,080
		Philadelphia, PA Gas Works Revenue, Third Series:
3,240,000	AAA	5.500% due 8/1/19 (b)	3,575,405
1,675,000	AAA	FSA-Insured, 5.500% due 8/1/17	1,857,676
		Philadelphia, PA GO, School District:
2,000,000	AAA	5.250% due 9/15/18	2,150,620
		SSeries A, FSA-Insured:
2,000,000	AAA	Call 2/1/12 @ 100, 5.500% due 2/1/20 (f)	2,283,600
1,865,000	AAA	Call 2/1/12 @ 100, 5.500% due 2/1/21 (f)	2,129,457
2,000,000	AAA	Series B, 5.625% due 8/1/18	2,235,380
420,000	Aaa*	Philadelphia, PA Hospitals Authority Revenue, (United Hospitals Inc. Project), (Call 7/1/05 @ 100), 10.875% due 7/1/08 (f)	437,980
		Philadelphia, PA Parking Authority, Parking Revenue, FSA-Insured:
2,000,000	AAA	5.625% due 9/1/15	2,221,720
1,500,000	AAA	5.625% due 9/1/19	1,654,650
1,265,000	NR	Pittsburgh, PA Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (c)	1,453,118
1,445,000	AA	Southcentral, PA General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,585,599
1,000,000	AAA	West View, PA Municipal Authority, 9.500% due 11/15/14 (c)	1,362,930
685,000	AAA	Westmoreland County, PA Municipal Authority, 9.125% due 7/1/10 (c)	768,015

			59,525,816

Puerto Rico - 0.3%
2,100,000	AAA	Puerto Rico Highway and Transportation Authority Highway Revenue, Refunding, Series AA, 5.000% due 7/1/26 (e)	2,292,213

Rhode Island - 0.6%
1,000,000	AAA	Cranston, RI GO, FGIC-Insured, 6.375% due 11/15/14	1,173,110
1,000,000	AAA	Providence, RI Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,095,960
2,000,000	Aaa*	Woonsocket, RI GO, FGIC-Insured, 5.375% due 10/1/20	2,184,620

			4,453,690

South Carolina - 1.8%
1,080,000	AAA	Charleston, SC Waterworks & Sewer Revenue, 10.375% due 1/1/10 (c)	1,286,032
6,400,000	B-	Connector 2000 Association Inc., SC Toll Road, Sr. Revenue Bond, Capital Appreciation, Series B, zero coupon bond to yield 9.410%, due 1/1/16	2,111,488
		Greenville County, SC School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow:
1,000,000	AA-	5.875% due 12/1/19	1,133,280
3,000,000	AA-	6.000% due 12/1/21 (b)	3,429,420
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, 5.000% due 10/1/15 (b)	4,868,482

			$12,828,702

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
South Dakota - 0.4%
$2,635,000	Aa2*	Minnehaha County, SD GO, Limited Tax Certificates, 5.625% due 12/1/19	$2,932,808

Tennessee - 1.7%
5,000,000	AAA	Elizabethton, TN Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23 (b)	5,556,350
300,000	Aaa*	Greenville, TN Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (c)	347,907
2,000,000	AA	Memphis, TN GO, General Improvement, 5.250% due 4/1/16	2,155,340
1,000,000	AAA	Memphis-Shelby County, TN Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (d)	1,138,020
2,000,000	AAA	Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project), Series A, 5.500% due 11/1/18	2,243,920
600,000	AAA	SCA Tax Exempt Trust, Knox Health Educational & Housing, FSA-Insured, 7.125% due 1/1/30	618,348

			12,059,885

Texas - 10.5%
1,000,000	BBB-	Austin, TX Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.600% due 1/1/21	1,079,780
2,620,000	AA+	Austin, TX GO, Public Improvement, 5.500% due 9/1/19	2,866,752
2,000,000	AAA	Bexar, TX Metropolitan Water District Waterworks, AMBAC-Insured, (Call 5/1/15 @ 100), 5.000% due 5/1/19 (f)	2,215,860
		Bexar County, TX Housing Finance Corp., MFH Revenue, Series A:
440,000	Baa1*	American Opportunity For Housing-Nob Hill Apartments LLC, 6.000% due 6/1/21	442,565
700,000	Aaa*	The Waters at Northern Hills Apartments, MBIA-Insured, 5.800% due 8/1/21	756,399
40,000	AAA	Brownsville, TX Utility System Revenue, 9.400% due 1/1/13 (c)	50,376
3,000,000	CCC	Dallas-Fort Worth, TX International Airport Facility Improvement Corp. Revenue, American Airlines Inc., Series C, 6.150% due 5/1/29, mandatory tender 11/1/07 (d)(e)	2,828,820
2,855,000	AAA	Duncanville, TX Hospital Authority, (Methodist Hospitals of Dallas Project), 9.000% due 1/1/10 (c)	3,285,591
		El Paso County, TX Housing Finance Corp., MFH Revenue, Series A:
		American Village Communities:
1,250,000	A3*	6.250% due 12/1/20	1,299,625
1,000,000	A3*	6.250% due 12/1/24	1,030,060
415,000	A3*	La Plaza Apartments, 6.700% due 7/1/20	459,127
1,000,000	AAA	Fort Bend, TX GO, ISD, PSFG, 5.500% due 2/15/16	1,090,720
2,000,000	AA	Fort Worth, TX Water & Sewer Revenue, 5.625% due 2/15/18	2,253,360
1,000,000	AAA	Grand Prairie, TX Housing Finance Corp., MFH Revenue, (Landings of Carrier Project), Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,103,920
5,000,000	Ba2*	Gulf Coast IDA, Texas Solid Waste Disposal Revenue, (Citgo Petroleum Corp. Project), 7.500% due 5/1/25 (b)(d)(e)	5,464,550
		Harlandale, TX GO, ISD, Refunding, PSFG-Insured:
990,000	AAA	Call 8/15/10 @ 100, 6.000% due 8/15/16 (f)	1,146,727
10,000	AAA	Unrefunded Balance, 6.000% due 8/15/16	11,411

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 10.5% (continued)
		Harris County, TX Houston Sports Authority Revenue, Series G:
$3,000,000	AAA	5.750% due 11/15/19 (b)	$3,354,090
1,125,000	AAA	MBIA-Insured, 5.250% due 11/15/16	1,229,051
3,635,000	AAA	Houston, TX Airport System Revenue, 9.500% due 7/1/10 (b)(c)	4,422,232
		Houston, TX GO:
		FSA-Insured:
910,000	AAA	Call 9/1/10 @ 100, 5.750% due 3/1/18 (f)	1,038,228
90,000	AAA	Unrefunded Balance, 5.750% due 3/1/18	101,287
4,000,000	AAA	PSFG, 5.250% due 2/15/18 (b)	4,308,600
		Houston, TX Water & Sewer System Revenue, Refunding, Jr. Lien:
1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	1,116,510
4,545,000	AAA	Series B, (Call 12/1/10 @ 100), 5.750% due 12/1/16 (b)(f)	5,235,295
2,850,000	NR	Midlothian, TX Development Authority Tax, Increment Contract Revenue, 7.875% due 11/15/21	3,110,946
3,515,000	Aaa*	Midlothian, TX ISD, Capital Appreciation Bonds, PSFG, zero coupon bond to yield 5.630%, due 2/15/17	1,788,362
1,800,000	AAA	Montgomery, TX GO, ISD, PSFG, 5.500% due 2/15/17	1,993,320
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,466,012
755,000	Aaa*	Panhandle, TX Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	846,287
675,000	AAA	Southeast Texas Hospital Financing Agency, (Memorial Hospital System Project), 8.500% due 12/1/08 (c)	769,588
		Tarrant County, TX Health Facilities Development Corp., Hospital Revenue:
2,000,000	A	6.625% due 11/15/20	2,223,360
4,000,000	AA-	Baylor Health Care System Project, 5.750% due 11/15/19 (b)	4,374,800
155,000	AAA	Tarrant County, TX Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (c)	178,345
1,000,000	Baa3*	Texas State Student Housing Corp., Student Housing Revenue, (Midwestern State University Project), 6.500% due 9/1/22	1,055,640
2,000,000	AAA	Texas Technical University Revenues Financing System, Seventh Series, MBIA-Insured, 5.500% due 8/15/18	2,212,660
3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Sr. Lien, Series B, 5.250% due 7/15/17	3,760,050
2,000,000	AAA	University of Texas Revenues Financing System, Series B, (Call 8/15/11 @ 100), 5.375% due 8/15/18 (f)	2,275,160
1,000,000	AAA	Wichita Falls, TX Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,093,240

			75,338,706

Utah - 1.3%
2,500,000	AAA	Intermountain Power Agency, UT Power Supply Revenue, Refunding, Series B, MBIA-Insured, 5.750% due 7/1/19	2,732,925
		Provo, UT Electric Revenue:
1,010,000	AAA	10.125% due 4/1/15 (c)	1,379,721
1,120,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (c)	1,529,987
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (c)	14,036

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utah - 1.3% (continued)
$1,500,000	AAA	Salt Lake County, UT Hospital Revenue, IHC Health Services Inc., AMBAC-Insured, 5.500% due 5/15/13	$1,677,165
		Spanish Fork City, UT Water Revenue, FSA-Insured:
760,000	Aaa*	5.500% due 6/1/17	847,879
240,000	Aaa*	Call 6/1/12 @ 100, 5.500% due 6/1/17 (f)	275,280
1,000,000	AAA	Utah State Board of Regents, Utah State University Hospital, MBIA-Insured, 5.500% due 8/1/18	1,112,770

			9,569,763

Vermont - 0.2%
1,415,000	BBB+	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,478,151

Virginia - 3.0%
1,445,000	AA	Chesapeake, VA GO, Public Improvement, 5.500% due 12/1/17	1,618,053
1,305,000	AA	Fauquier County, VA IDA Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,482,350
1,000,000	AAA	Harrisonburg, VA Redevelopment & Housing Authority, MFH Revenue, (Greens of Salem Run Project), FSA-Insured, 6.000% due 4/1/12 (d)	1,062,880
750,000	A	Norton, VA IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	809,115
10,000,000	BB	Pocahontas Parkway Association, VA Toll Road, Sr. Revenue Bond, Capital Appreciation, Series B, zero coupon bond to yield 6.190% due 8/15/19 (b)	3,944,100
2,000,000	B2*	Rockbridge County, VA IDA Revenue, Virginia Horse Center Foundation, Series C, 6.850% due 7/15/21	1,878,120
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, (Call 8/1/10 @ 100), 5.750% due 8/1/20 (f)	2,002,945
5,035,000	AAA	Virginia State Resources Authority, Clean Water Revenue, Revolving Fund, 5.400% due 10/1/18	5,572,335
3,000,000	BBB+	York County, VA IDA, PCR, Electric & Power Co., Refunding Market, 5.500% due 7/1/09	3,178,920

			21,548,818

Washington - 1.4%
4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, (Project Number 1), Series A, 5.500% due 7/1/14 (b)	4,478,280
2,000,000	AAA	Pierce County, WA GO, School District No. 10 Tacoma, FGIC-Insured, 5.375% due 12/1/14	2,226,920
		Radford Court Properties, WA Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,938,555
1,000,000	AAA	5.375% due 6/1/19	1,086,480

			9,730,235

West Virginia - 0.3%
2,200,000	BBB-	South Charleston, WV PCR, Revenue Refunding, Union Carbide, Remarketed 5/1/91, 7.625% due 8/1/05	2,209,548

Wisconsin - 0.7%
185,000	AAA	Oshkosh, WI Hospital Facility Revenue, Mercy Medical Center, (Call 7/1/07 @ 100), 7.375% due 7/1/09 (f)	200,882
2,000,000	AA-	Wisconsin State GO, (Call 5/1/11 @ 100), Series B, 5.500% due 5/1/14 (f)	2,278,500

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Wisconsin - 0.7% (continued)
		Wisconsin State HEFA Revenue:
$1,000,000	A-	Agnesian Health Care Inc., 6.000% due 7/1/17	$1,080,100
1,500,000	A	Wheaton Franciscan Services Inc., 6.000% due 8/15/15	1,681,485

			5,240,967

		TOTAL INVESTMENT - 98.8% (Cost - $677,174,553*** )	709,510,229
		Other Assets in Excess of Liabilities - 1.2%	8,528,539

		TOTAL NET ASSETS - 100.0%	$718,038,768

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service and those which are identified by a double asterisk (**) are rated by Fitch Ratings.

(b)	All or a portion of this security is segregated and/or held as collateral for open futures contracts.

(c)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e)	Inverse floating rate security-coupon varies inversely with level of short term tax exempt interest rates.

(f)	Pre-Refunded bonds are escrowed with government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Security is currently in default.

***	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 18 through 20 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

Summary of Investments by Sector*

Hospitals	12.8%
Pre-Refunded	11.6
General Obligation	11.3
Escrowed to Maturity	11.3
Education	9.8
Transportation	9.1
Water & Sewer	6.2
Public Facilities	5.6
Utilities	4.9
Other	17.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2004 and are subject to change.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A — Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA — American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

Abbreviations* (unaudited) (continued)

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Limited Term Portfolio (“Fund”), a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to the Schedule of Investments (unaudited) (continued)

Note 2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,854,247
Gross unrealized depreciation	(4,518,571)

Net unrealized appreciation	$32,335,676

At December 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
20 Year U.S. Treasury Bond 6.000%	2,250	3/05	$246,375,000	$253,125,000	$(6,750,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	February 25, 2005